Financial Assets at Amortized Cost (Tables)	12 Months Ended
Dec. 31, 2021
Financial Assets at Amortized Cost
Schedule of financial assets at amortized cost

	December 31,	December 31,
	2020	2021

	(in thousands)

Time deposit with original maturities more than three months	$8,682	26,013